Basis of presentation	12 Months Ended
Mar. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:
These consolidated financial statements, which include the accounts of Birks Group Inc. for all periods presented and with its former wholly-owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”) for the fiscal years ended March 31, 2018 and March 25, 2017, are reported in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.
The most significant estimates and judgments include the assessment of the going concern assumption, the valuation of inventories, accounts receivable, deferred tax assets, and the recoverability of long-lived assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation. During the year, the Company made a non-material correction to comparative information to classify assets from accounts receivable and other receivables to long-term receivables that had a net book value of $0.4 million.
The Company changed its reporting currency in the first half of fiscal 2019 from U.S. dollars (USD) to Canadian dollars (CAD) for the period commencing April 1, 2018, in order to better reflect the fact that subsequent to the Company’s divesture of Mayors on October 23, 2017, its business is primarily conducted in Canada, a substantial portion of its revenues, expenses, assets and liabilities are denominated in CAD, and its functional currency remains CAD. The change in reporting currency is a voluntary change and is accounted for retrospectively. All prior periods’ comparative financial information has been recast as if the Company always used CAD as its reporting currency. The consolidated financial statements for comparative periods have been recast to CAD using the procedures outlined below:
1. Statements of Operations, Comprehensive (Loss) Income, Cash Flows and Earnings per share have been translated into CAD using monthly average foreign currency rates prevailing for the relevant period.
2. Assets and liabilities in the Balance Sheet have been translated into CAD at the closing foreign currency rates on the relevant balance sheet dates.
3. The shareholder’s equity section of the Balance Sheet, including accumulated other comprehensive income (loss), cumulative translation adjustments, retained earnings (deficit), additional paid-in capital and share capital has been translated into CAD using historical rates.
On August 11, 2017, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Aurum Holdings Ltd., a company incorporated under the laws of England and Wales, which assigned its rights and obligations under the Stock Purchase Agreement to Aurum Group USA, Inc., a Delaware corporation (now known as Watches of Switzerland) (“Aurum”) to sell its wholly-owned subsidiary, Mayors, which operated in Florida and Georgia and was engaged primarily in luxury timepieces and jewelry retail activities.
The sale was completed on October 23, 2017 for total consideration of $135.0 million (USD $106.8 million). The activities of Mayors have been segregated and classified as discontinued operations in the consolidated statement of operations and cash flows for all periods presented. This is further described in note 17.
Future operations
These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company funds its operations primarily through committed financing under its senior secured credit facility and its senior secured term loan described in Note 6. The senior secured credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund the Company’s day-to-day operations and for other general corporate purposes.
For fiscal 2019, the Company reported a net loss from continuing operations of $18.3 million (consolidated net loss of $18.7 million). The Company reported a net loss from continuing operations of $22.0 million (consolidated net income of $14.1 million) and a net loss from continuing operations of $8.9 million (consolidated net income of $7.1 million) for fiscal 2018 and fiscal 2017, respectively. The Company used cash in operating activities from continuing operations of $4.3 million, $19.7 million and $4.4 million for fiscal 2019, 2018 and 2017, respectively.
The Company’s ability to meet its cash flow requirements in order to fund its operations is dependent upon its ability to attain profitable operations and/or continued adherence to the terms of its committed financings and maintenance of sufficient availability of funding under its senior secured credit facility and senior secured term loan. The sole financial covenant which the Company is required to adhere to under both its senior secured credit facility and its senior secured term loan is to maintain minimum excess availability of not less than $8.5 million at all times, except that the Company shall not be in breach of this covenant if excess availability falls below $8.5 million for not more than two consecutive business days once during any fiscal month. In the event that excess availability falls below the minimum requirement, this would be considered an event of default under the senior secured credit facility and under the senior secured term loan, that could result in the outstanding balances borrowed under the Company’s senior secured credit facility and senior secured term loan becoming due immediately, which would also result in cross defaults on the Company’s other borrowings. Similarly, both the Company’s senior secured revolving credit facility and the senior secured term loan are subject to cross default provisions with all other loans pursuant to which the Company is in default of any other loan, the Company will immediately be in default of both the senior secured revolving credit facility and the senior secured term loan. The Company met its excess availability requirement as of and throughout the year ended March 30, 2019 and as of the date the financial statements were authorized for issuance. In addition, the Company expects to have excess availability of at least $8.5 million for at least the next twelve months from the date of these financial statements.
The Company’s ability to make scheduled payments of principal, or to pay interest, or to fund planned capital expenditures and store operations will also depend on its ability to maintain adequate levels of available borrowing and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control.
The Company continues to be actively engaged in identifying alternative sources of financing that include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from government sources. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company or at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.
Notwithstanding, the Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months.